Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Consolidated Statements of Comprehensive Income
Net earnings	$ 687,264	$ 606,026	$ 530,076
Other comprehensive income (loss), net of tax:
Foreign currency translation	(7,135)	(1,921)	(2,820)
Pension and other benefits	(21,280)	(52,985)	192,464
Deferred hedging	9,823	(3,590)	(15,085)
Total Other Comprehensive Income (Loss)	(18,592)	(58,496)	174,559
Comprehensive income	668,672	547,530	704,635
Less: Comprehensive income attributable to noncontrolling interest	947	3,339	4,069
Comprehensive Income Attributable to Hormel Foods Corporation	$ 667,725	$ 544,191	$ 700,566